Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity
Stockholders' Equity

6.    Stockholders’ Equity

Authorized Capital

On December 5, 2016, the Company filed a Certificate of Amendment to the Company’s Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a one-for-ten reverse stock split of its outstanding common stock and to effect a reduction in the number of authorized shares of common stock from 400,000,000 to 60,000,000 shares. The Company’s certificate of incorporation currently authorizes the Company to issue 60,000,000 shares of common stock, $0.001 par value per share, and 5,000,000 shares of preferred stock, $0.001 par value per share.

Common Stock

On February 9, 2018, the Company entered into an At-the-Market Equity Offering Sales Agreement (the “ATM Sales Agreement”) with Stifel, Nicolaus & Company, Incorporated, as sales agent (“Stifel”), pursuant to which the Company may offer and sell, from time to time, through Stifel, shares of the Company’s common stock, having an aggregate offering price of up to $50,000. On May 16, 2018, the Company sold 1,501,501 shares of common stock under the ATM Sales Agreement for net proceeds of $24,474.  As of December 31, 2018, the Company had approximately $25,000 of common stock remaining available to be sold under the ATM Sales Agreement.

On September 29, 2017, the Company completed a private placement of units consisting of an aggregate of 5,483,320 shares of common stock and warrants to purchase an aggregate of 3,289,988 shares of its common stock for net proceeds of $45,648, after deducting placement agent fees and other offering expenses. The purchasers in the private placement consisted solely of accredited investors that included certain institutional and existing stockholders, including a member of the Company’s board of directors.  The warrants, which have five year terms expiring on September 29, 2022, are immediately exercisable and have a per share exercise price of $9.02.  The Company assessed whether the warrants require accounting as derivatives. The Company determined that the warrants were indexed to the Company’s own stock.  As such, the Company has concluded the warrants meet the scope exception for determining whether the instruments require accounting as derivatives and are classified in stockholders’ equity.  The fair value of the warrants was estimated at $21,069 using the Black-Scholes Model with the following assumptions: expected volatility of 97%, risk free interest rate of 1.92%, expected life of five years and no dividends.  The net proceeds from the private placement were allocated to the common stock and warrants based upon their relative fair values.

On October 14, 2016, the Company completed a registered direct offering of its common stock.  Under the terms of the offering, the Company sold 1,728,395 shares of its common stock for net proceeds of $13,692, after deducting offering expenses.

On November 14, 2014, the Company completed a private placement of units consisting of an aggregate of 6,431,111 shares of common stock and warrants to purchase an aggregate of 6,430,948 shares of its common stock for net proceeds of $42,814, after deducting offering expenses.  The net proceeds from the private placement were allocated to the common stock and warrants based upon the fair value method.  Similarly, the offering expenses were allocated between the common stock and warrants with the portion allocated to common stock offset against the proceeds allocated to stockholders’ equity, whereas the portion allocated to the warrants was expensed immediately. The warrants have a per share exercise price of $8.50, became exercisable on May 6, 2015 and will continue to be exercisable for four years thereafter. Prior to May 6, 2015, each warrant was subject to net cash settlement if, at the time of any exercise, there was then an insufficient number of authorized and reserved shares of common stock to effect a share settlement of the warrant. Under the terms of the warrants, as of May 6, 2015, the net cash settlement feature of the warrants automatically became inoperative; accordingly, the warrants are exercisable only for shares of the Company's common stock.  The warrants, however, also contained certain terms that could have required the Company (or its successor) to purchase the warrants for cash in an amount equal to the value (as calculated utilizing a contractually-agreed Black-Scholes Model) of the unexercised portion of the warrants in connection with certain change of control transactions occurring on or prior to December 31, 2016, with the cash payment capped at an amount equal to $1.25 per unexercised share underlying each warrant.  Due to the provision of the warrants that could have required cash settlement upon certain change of control transactions, the Company was required to account for these warrants as a liability at fair value using the Black-Scholes Model and the estimated warrant liability was required to be revalued at each balance sheet date until the earlier of the exercise of the warrants, the modification to remove the provision that could require cash settlement upon certain change of control transactions or the expiration of such provision on December 31, 2016.  Effective March 25, 2016, each of the warrants was amended by agreement of the warrant holders to remove the provision that could require cash settlement upon certain change of control transactions. These warrants were no longer accounted for as a liability at March 31, 2016. The Company recorded a non-cash reclassification of the warrant fair value to stockholders' equity based on the warrants' fair value as of the March 25, 2016 modification date, with no further adjustments to the fair value of these warrants being required. In March 2018, certain holders of warrants issued in November 2014 exercised warrants covering 1,111,082 shares of common stock in a cashless exercise for which the Company issued an aggregate of 674,579 shares of common stock upon exercise.

Each of these completed offerings included certain existing GTx stockholders and/or certain members of the GTx management team and/or board of directors.